Derivative Financial Asset - Schedule of Derivative Financial Asset in Accordance (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Derivative Asset [Abstract]
Derivative Asset	$ 167,388	$ 124,404	$ 132,080
Changes in fair value during the year		44,461	(6,947)
Partial settlement		(1,963)
Realized in profit or loss during the year	34,234
Realized gain upon disposal		486
Settlement	(201,411)
Exchange realignment	(211)		(729)
Derivative Asset	$ 0	$ 167,388	$ 124,404